Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Revenue Recognition

        In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU provides a new comprehensive revenue recognition model that requires companies to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. This update permits the use of either the retrospective or cumulative effect transition method. ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations was issued by FASB in March 2016 to clarify the principal versus agent considerations within ASU 2014-09. ASU 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing was issued by the FASB in April 2016 to clarify how to determine whether goods and services are separately identifiable and thus accounted for as separate performance obligations. ASU 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients was issued by the FASB in May 2016 to clarify certain terms from the aforementioned updates and to add practical expedients for contracts at various stages of completion. ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, was issued by the FASB in December 2016 which includes thirteen technical corrections and improvements affecting narrow aspects of the guidance issued in ASU 2014-09.

        We have completed our analysis of the impact of the standards and have concluded that these standards will not have a material impact on our accounting or reporting.

        Upon issuance of ASU 2015-14, the effective date of ASU 2014-09 was deferred to annual and interim periods beginning on or after December 15, 2017. We will adopt the guidance on January 1, 2018. Either of the following transition methods is permitted: (i) a full retrospective approach reflecting the application of the new standard in each prior reporting period, or (ii) a modified retrospective approach with a cumulative-effect adjustment to the opening balance of retained earnings in the year the new standard is first applied. We plan to transition to this new guidance using the modified retrospective approach.

Other Pronouncements

        In January 2016, the FASB issued ASU No. 2016-01 Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The primary amendments required by the ASU include: requiring equity investments with readily determinable fair values to be measured at fair value through net income rather than through other comprehensive income; allowing entities with equity investments without readily determinable fair values to report the investments at cost, adjusted for changes in observable prices, less impairment; requiring entities that elect the fair value option for financial liabilities to report the change in fair value attributable to instrument-specific credit risk in other comprehensive income; and clarifying that entities should assess the need for a valuation allowance on a deferred tax asset related to available-for-sale debt securities in combination with other deferred tax assets. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU requires a cumulative-effect adjustment of the balance sheet as of the beginning of the year of adoption. Early adoption of the ASU is not permitted, except for the provision related to financial liabilities for which the fair value option has been elected. We have completed our evaluation of the effects this new guidance will have on our consolidated financial statements and related disclosures and have determined that the ASU will result in: (1) reclassification of our unrealized gains and losses on our equity and preferred securities available for sale currently included in accumulated other comprehensive income to beginning retained earnings as of January 1, 2018 and (2) changes in fair value of our equity and preferred securities available for sale subsequent to January 1, 2018 to be included in our earnings from continuing operations. As of December 31, 2017, we held equity and preferred securities available for sale with combined net unrealized gains (net of losses) of $164 million and $12 million, respectively. Including the associated effects of deferred taxes, based on the net of tax balances as of December 31, 2017, we expect to reclassify a total of approximately $109 million from Accumulated other comprehensive income to beginning Retained earnings as of January 1, 2018.

        In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842). The amendments in this ASU introduce broad changes to the accounting and reporting for leases by lessees. The main provisions of the new standard include: clarifications to the definitions of a lease, components of leases, and criteria for determining lease classification; requiring virtually all leased assets, including operating leases and related liabilities, to be reflected on the lessee's balance sheet; and expanding and adding to the required disclosures for lessees. This update is effective for annual and interim periods beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the standard is permitted. The ASU requires a modified retrospective approach to transitioning which allows for the use of practical expedients to effectively account for leases commenced prior to the effective date in accordance with previous GAAP, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. We are still evaluating the totality of the effects this new guidance will have on our business process and systems, consolidated financial statements, related disclosures. We have identified a vendor with software suited to track and account for leases under the new standard. We have not concluded on the anticipated financial statement effects of adoption. We plan to adopt this standard on January 1, 2019. We are currently evaluating the impact of the adoption of this standard on our consolidated financial statements.

        In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments. The amendments in this ASU introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss ("CECL") model that is based on expected rather than incurred losses and amendments to the accounting for impairment of debt securities available for sale. This update is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. We are currently evaluating the effect this new guidance will have on our consolidated financial statements and related disclosures and have not yet concluded on its effects. We do not plan to early adopt the standard.

        In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU introduce clarifications to the presentation of certain cash receipts and cash payments in the statement of cash flows. The primary updates include additions and clarifications of the classification of cash flows related to certain debt repayment activities, contingent consideration payments related to business combinations, proceeds from insurance policies, distributions from equity method investees, and cash flows related to securitized receivables. This update is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption of this ASU is permitted, including in interim periods. The ASU requires retrospective application to all prior periods presented upon adoption. We will adopt this ASU on January 1, 2018 and based on our preliminary analysis, we do not expect the adoption of this ASU to have a material impact on our resulting operating, investing, or financing cash flows.

        In November 2016, the FASB issued ASU No. 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. GAAP previously did not include specific guidance on the cash flow classification and presentation of changes in restricted cash. The Company previously excluded cash pledged related to secured trust deposits, which generally meets the definition of restricted cash, from the reconciliation of beginning-of-period to end-of-period total amounts shown on the statement of cash flows. This update is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption of this ASU is permitted, including in interim periods. The ASU requires retrospective application to all prior periods presented upon adoption. This ASU resulted in the movement of the change in our cash pledged against secured trust deposits from operating activities to the net change in cash, the change in investments pledged against secured trust deposits from operating to investing activities, and the change in secured trust deposits from operating to financing activities.

        We adopted this ASU on January 1, 2018 and have retrospectively restated our Consolidated Statements of Cash Flows included herein. The adoption of this ASU resulted in the following retrospective changes to our Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015, respectively: an increase (decrease) in the net change in cash and cash equivalents of $144 million, $223 million, and $(29) million, respectively, due to the inclusion of the change in our cash pledged against secured trust deposits; an increase (decrease) in cash provided by (used in) investing activities of $174 million, $63 million, and $(110) million, respectively, related to the movement of cash paid/received for investments pledged against secured trust deposits from operating to investing activities; and a (decrease) increase in cash used in financing activities of $(30) million, $160 million, and $79 million, respectively, related to the movement of the change in secured trust deposits from operating to financing activities. The adoption of this ASU also resulted in a $2 million increase in cash provided by operating activities for the year ended December 31, 2015 due to the net effect of the aforementioned changes.

        In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business to assist companies with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. The new guidance requires a company to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of assets and activities is not a business. The guidance also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in the guidance for revenue from contracts with customers. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The guidance should be applied prospectively to any transactions occurring within the period of adoption. We will adopt this ASU on January 1, 2018. Based on our historical acquisition activity, we do not expect this to have a material impact on our ongoing accounting or financial reporting.

        In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The guidance simplifies the measurement of goodwill impairment by removing step 2 of the goodwill impairment test, which requires the determination of the fair value of individual assets and liabilities of a reporting unit. The new guidance requires goodwill impairment to be measured as the amount by which a reporting unit's carrying value exceeds its fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The amendments should be applied on a prospective basis. The new standard is effective for fiscal years beginning after December 15, 2019 with early adoption permitted for interim or annual goodwill impairment tests performed after January 1, 2017. We are currently evaluating the effect this new guidance will have on our consolidated financial statements and related disclosures and have not yet concluded on its effects.

        In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Topic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in this ASU shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. This update is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption of this ASU is permitted, including in interim periods. We early adopted the standard as of January 1, 2017. The adoption of this standard did not have a material impact on our financial statements.